Segment Information	12 Months Ended
Dec. 31, 2013
Segment Information [Abstract]
Segment Information

18. Segment information

Reportable Segments

We manage our business, analyze and report our results of operations on the basis of one business segment—leasing, financing, sales and management of commercial aircraft and engines.

The following table sets forth the percentage of lease revenue attributable to individual countries representing at least 10% of total lease revenue in any year based on each airline’s principal place of business for the years indicated:

	2011	2012	2013

United States of America	8.8%	12.1%	17.3%
Russia	10.3%	9.4%	9.6%

The following table sets forth the percentage of long-lived assets attributable to individual countries representing at least 10% of total long-lived assets in 2013 based on each airline’s principal place of business for the years indicated:

	2012	2013

United States of America	16.6%	22.2%
Russia	11.4%	10.4%

We lease and sell aircraft to airlines and others throughout the world and our trade and notes receivables are from entities located throughout the world. We generally obtain deposits on leases and obtain collateral in flight equipment on notes receivable. During the year ended December 31, 2013 we had one lessee, American Airlines, that represented 10.9% of total lease revenue. During the years ended December 31, 2012 and 2011 we had no lessees that represented more than 10 % of total lease revenue.

During the years ended December 31, 2011, 2012 and 2013,  no lease revenue and no long-lived assets were attributable to The Netherlands, our country of domicile.